DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DETAILS OF CASH FLOWS
Cash	$ 401,954	$ 780,979
Short-term deposits	559	50,301
Total cash and cash equivalents	$ 402,513	$ 831,280	$ 298,677